Related party transactions - Summary of compensation paid or payable to key management (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 6,191	$ 8,908
Defined benefit pension plan	268	754
Share based payments	2,632	5,920
Termination benefits	1,762	607
Compensation for key management personnel	$ 10,853	$ 16,189